Income Tax - Summary of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax at statutory rate	$ 466	$ 9,118	$ 2,778
State income taxes, net of federal income tax benefit	(401)	6,725	2,002
Impact of US Tax Reform	(105)	1,003	1,129
Change in valuation allowances	135	1,415	5,070
Rate changes	4,274	1,054	(4,016)
Foreign withholding taxes	0	(6,651)	0
Foreign tax rate differential	165	217	(36)
Foreign tax credits	(56,359)	0	0
Other, net	(240)	(582)	1,050
Provision (benefit) for income taxes	$ (52,065)	$ 12,299	$ 7,977